RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of companies that are related parties

Name of the related parties	Relationship
Mr. Kai Sun	Founding Shareholders
Mr. Yifan Li	Founding Shareholders
Mr. Shaoqing Xiang	Founding Shareholders
Mr. Minglie Hu	Shareholder
Mr. Min Ai	Shareholder
Shanghai Kunjie Phototonics Technology Co., Ltd.	An equity method investee of the Group
Shanghai Leyi Technology L.P.	An affiliate of the shareholder of the Group
Robert Bosch Kft.	An affiliate of the shareholder of the Group
Robert Bosch Ltd.	An affiliate of the shareholder of the Group
Robert Bosch France	An affiliate of the shareholder of the Group
Bosch Automotive Products (Suzhou) Co., Ltd.	An affiliate of the shareholder of the Group
Baidu USA LLC (Note)	An affiliate of the shareholder of the Group
Beijing Baidu Netcom Technology Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Transportation Technology (Guangzhou) Co., Ltd.	An affiliate of the shareholder of the Group
Baidu Smart Travel Information Technology (Chongqing) Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Transportation Technology (Hefei) Co., Ltd.	An affiliate of the shareholder of the Group
Luobo Yunli (Beijing) Technology Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Transportation Technology (Dalian) Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Technology (Beijing) Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Connection (Beijing) Co., Ltd.	An affiliate of the shareholder of the Group

Schedule of significant related party transactions

	For year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues
Affiliates of the shareholders of the Group	41,765	15,655	—
Total	41,765	15,655	—

	For year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Research and development expenses
An equity method investee of the Group	900	—	—
Total	900	—	—

	For year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchases
An equity method investee of the Group	83	—	—
Total	83	—	—

Schedule of outstanding balances with related parties

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Amounts due from related parties, net of allowance
Affiliates of the shareholder of the Group	28,088	—	—
An equity method investee of the Group	—	—	—
Total	28,088	—	—

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due to related parties
Founding Shareholders and certain shareholders (Note)	307,498	334,283
Total	307,498	334,283